Loans, financing, debentures and finance leases (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Balance at beginning		R$ 112,175	R$ 99,845
Contracting		270,310	68,518
Payment of principal		(105,408)	(48,308)
Payment of Interest		(10,347)	(6,327)
Appropriation of interest		11,940	8,914
Foreign exchange difference		1,214	276
Present value adjustment		(3,864)	(10,743)
Balance at end		276,020	112,175
Financing For Agricultural Costs [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		10,703	35,087
Contracting		62,734	10,000
Payment of principal		(34,062)	(34,826)
Payment of Interest		(1,447)	(2,085)
Appropriation of interest		4,003	2,527
Foreign exchange difference		1,402
Present value adjustment
Balance at end		43,333	10,703
Bahia Project Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning	[1]	46,098	57,099
Contracting	[1]	13,904	1,607
Payment of principal	[1]	(27,622)	(13,131)
Payment of Interest	[1]	(4,706)	(3,954)
Appropriation of interest	[1]	2,603	4,477
Foreign exchange difference	[1]
Present value adjustment	[1]
Balance at end	[1]	30,277	46,098
Working Capital Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		15,782
Contracting		16,250	15,000
Payment of principal		(31,523)
Payment of Interest		(1,893)	(106)
Appropriation of interest		1,384	888
Foreign exchange difference
Present value adjustment
Balance at end			15,782
Working Capital Financing (USD) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		5,031
Contracting			4,661
Payment of principal		(4,703)
Payment of Interest		(83)
Appropriation of interest		18	94
Foreign exchange difference		(263)	276
Present value adjustment
Balance at end			5,031
Financing Of Machinery And Equipment - FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		1,209	114
Contracting		4,700	1,201
Payment of principal			(109)
Payment of Interest		(404)	(5)
Appropriation of interest		461	8
Foreign exchange difference		75
Present value adjustment
Balance at end		6,041	1,209
Financing Of Sugarcane [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		9,273	1,772
Contracting		32,557	7,000
Payment of principal		(7,498)	(242)
Payment of Interest		(1,814)	(177)
Appropriation of interest		1,994	920
Foreign exchange difference
Present value adjustment
Balance at end		34,512	9,273
Finance Lease - Sugarcane Crop - Partnership III [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		3,284	5,773
Contracting
Payment of principal
Payment of Interest
Appropriation of interest
Foreign exchange difference
Present value adjustment		(1,608)	(2,489)
Balance at end		1,676	3,284
Finance Lease Sugarcane Crop [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		20,795
Contracting			29,049
Payment of principal
Payment of Interest
Appropriation of interest
Foreign exchange difference
Present value adjustment		(2,256)	(8,254)
Balance at end		18,539	20,795
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning
Contracting		140,165
Payment of principal
Payment of Interest
Appropriation of interest		1,477
Foreign exchange difference
Present value adjustment
Balance at end		R$ 141,642

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.